As filed with the U.S. Securities and Exchange Commission
on June 19, 2014
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 149 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 152  ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
623 Fifth Ave, 15th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 623 Fifth Ave, 15th floor New York, NY 10022 (Name and Address of Agent for Service)
With a copy to:

Daphne Tippens Chisolm, Esq.
Law Offices of DT Chisolm, P.C.
11524-C Providence Road, Suite 236
Charlotte, NC 28277

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on July 18, 2014 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 149 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 136, which was filed with the Securities and Exchange Commission on February 26, 2014. This Post-Effective Amendment No. 149 is filed solely for the purpose of designating July 18, 2014 as the new effective date of Post-Effective Amendment No. 136, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was delayed in Post-Effective Amendment No. 147 on June 5, 2014 and in Post-Effective Amendment No. 142 on May 7, 2014. This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 149 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 19th day of June 2014.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer) and Trustee	June 19, 2014
Bruno del Ama
/s/ Jose C. Gonzalez	Chief Operating Officer, Treasurer (Principal Financial Officer) and Principal Accounting Officer	June 19, 2014
Jose C. Gonzalez

*
Sanjay Ram Bharwani	Trustee	June 19, 2014

*
Scott R. Chichester	Trustee	June 19, 2014

*
Kartik Kiran Shah	Trustee	June 19, 2014

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney